Basis of preparation - Disclosure of Change in Accounting Policy Impact on Consolidated Statements of Cash Flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Decrease in cash flows from operating activities	₩ 7,592,560	₩ 4,199,954	₩ (1,036,085)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(57,837)	112,854	(51,385)
Cash and cash equivalents at beginning of year	24,103,443	26,859,400	23,092,227
Cash and cash equivalents at end of year	24,001,425	24,103,443	26,859,400
Change in Accounting Policy [Member]
Disclosure of voluntary change in accounting policy [line items]
Decrease in cash flows from operating activities	(877,724)	(6,880,161)	3,373,232
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(1,575)	3,301	10,133
Cash and cash equivalents at beginning of year	11,019,558	17,896,418	14,513,053
Cash and cash equivalents at end of year	₩ 10,140,259	₩ 11,019,558	₩ 17,896,418